FAIR VALUE MEASUREMENTS - Initial measurement of key inputs for Private Placement Warrants and Public Warrants (Details)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021 Y	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 Y $ / shares
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Warrants initial measurement		0.0126				0.0036
Expected term (years)
FAIR VALUE MEASUREMENTS
Warrants initial measurement			5.28			5.49
Expected volatility
FAIR VALUE MEASUREMENTS
Warrants initial measurement	61.00	0.188				0.227
Exercise price
FAIR VALUE MEASUREMENTS
Warrants initial measurement				11.50	11.50	11.50
Stock Price
FAIR VALUE MEASUREMENTS
Warrants initial measurement				9.96	9.96	10.22